UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder PortfolioTM

Consolidated Schedule of Investments

PIMCO EqS Pathfinder PortfolioTM

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 83.3%
BERMUDA 5.4%
ENERGY 2.4%
North Atlantic Drilling Ltd.	3,200,775	$4,471
Seadrill Ltd.	229,256	6,331

		10,802

FINANCIALS 3.0%
Hiscox Ltd.	962,972	5,512
Lancashire Holdings Ltd.	736,317	7,902

		13,414

Total Bermuda		24,216

BRAZIL 0.9%
FINANCIALS 0.9%
Itau Unibanco Holding S.A. SP - ADR	242,564	3,764

Total Brazil		3,764

CANADA 0.4%
ENERGY 0.4%
Cameco Corp.	97,001	1,777

Total Canada		1,777

DENMARK 1.8%
CONSUMER STAPLES 1.3%
Carlsberg A/S	99,326	5,886

FINANCIALS 0.5%
Jyske Bank A/S (a)	78,095	2,311

Total Denmark		8,197

FAEROE ISLANDS 0.4%
CONSUMER STAPLES 0.3%
Bakkafrost P/F	199,159	1,262

FINANCIALS 0.1%
BankNordik P/F	52,480	696

Total Faeroe Islands		1,958

FRANCE 9.9%
CONSUMER DISCRETIONARY 2.1%
Eutelsat Communications S.A.	164,767	6,619
JC Decaux S.A. (a)	109,825	2,726

		9,345

CONSUMER STAPLES 6.4%
Carrefour S.A.	341,156	7,769
Danone	188,743	11,603
L’Oreal S.A.	21,550	2,102
Pernod-Ricard S.A.	89,888	7,037

		28,511

ENERGY 0.4%
Bourbon S.A.	83,881	1,909

INDUSTRIALS 1.0%
Teleperformance	208,779	4,435

Total France		44,200

GERMANY 3.1%
FINANCIALS 0.4%
Deutsche Boerse AG (a)	30,951	1,565

HEALTH CARE 0.5%
Rhoen Klinikum AG	110,904	2,246

INDUSTRIALS 1.6%
Kloeckner & Co. SE	93,597	1,152
MAN SE	49,264	6,221

		7,373

UTILITIES 0.6%
E.ON AG	130,509	2,832

Total Germany		14,016

GUERNSEY, CHANNEL ISLANDS 1.0%
FINANCIALS 1.0%
Resolution Ltd.	1,085,376	4,159

Total Guernsey, Channel Islands		4,159

HONG KONG 3.9%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	286,000	1,560

FINANCIALS 2.2%
AIA Group Ltd.	2,593,200	7,377
First Pacific Co. Ltd.	2,526,000	2,230

		9,607

INDUSTRIALS 1.3%
Jardine Matheson Holdings Ltd.	117,500	5,341
Jardine Strategic Holdings Ltd.	23,700	620

		5,961

Total Hong Kong		17,128

ISRAEL 0.5%
HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	62,053	2,310

Total Israel		2,310

JAPAN 1.6%
INFORMATION TECHNOLOGY 1.6%
Nintendo Co. Ltd.	50,117	7,364

Total Japan		7,364

NETHERLANDS 6.1%
CONSUMER STAPLES 1.6%
CSM	348,359	6,881

ENERGY 0.7%
Royal Dutch Shell PLC ‘A’	105,104	3,247

FINANCIALS 1.3%
ING Groep NV - Dutch Certificate (a)	827,071	5,834

INFORMATION TECHNOLOGY 0.5%
Gemalto NV	49,524	2,355

TELECOMMUNICATION SERVICES 2.0%
Koninklijke KPN NV	675,736	8,900

Total Netherlands		27,217

NORWAY 1.5%
CONSUMER STAPLES 0.9%
Marine Harvest ASA	9,380,729	4,088

INDUSTRIALS 0.6%
Orkla ASA	322,316	2,450

Total Norway		6,538

SINGAPORE 0.6%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	1,160	11

INDUSTRIALS 0.6%
Keppel Corp. Ltd.	452,700	2,655

Total Singapore		2,666

SOUTH AFRICA 1.0%
MATERIALS 1.0%
AngloGold Ashanti Ltd. SP - ADR	105,623	4,368

Total South Africa		4,368

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.4%
GS Home Shopping, Inc.	21,083	1,879

Total South Korea		1,879

SPAIN 0.2%
CONSUMER STAPLES 0.2%
Distribuidora Internacional de Alimentacion S.A. (a)	270,409	1,077

Total Spain		1,077

SWEDEN 0.7%
INDUSTRIALS 0.7%
Loomis AB	278,236	3,264

Total Sweden		3,264

SWITZERLAND 5.1%
CONSUMER STAPLES 1.4%
Nestle S.A.	111,765	6,153

FINANCIALS 1.0%
UBS AG (a)	158,137	1,809
Zurich Financial Services AG	12,287	2,559

		4,368

HEALTH CARE 1.7%
Novartis AG	18,590	1,039
Roche Holding AG	41,569	6,714

		7,753

INDUSTRIALS 0.6%
Schindler Holding AG	25,635	2,794

MATERIALS 0.4%
Sika AG	1,086	1,923

Total Switzerland		22,991

UNITED KINGDOM 12.5%
CONSUMER DISCRETIONARY 0.5%
British Sky Broadcasting Group PLC	210,095	2,164

CONSUMER STAPLES 7.0%
British American Tobacco PLC	295,472	12,476
Imperial Tobacco Group PLC	428,345	14,456
Reckitt Benckiser Group PLC	90,571	4,589

		31,521

ENERGY 2.3%
BP PLC	1,236,201	7,412
Ensco PLC SP - ADR	66,865	2,703

		10,115

FINANCIALS 2.7%
Barclays PLC	1,914,415	4,695
HSBC Holdings PLC	104,611	801
Lloyds Banking Group PLC (a)	10,584,459	5,682
Man Group PLC	336,097	870

		12,048

Total United Kingdom		55,848

UNITED STATES 26.3%
CONSUMER STAPLES 6.8%
Altria Group, Inc.	202,101	5,419
CVS Caremark Corp.	184,877	6,208
Lorillard, Inc.	82,773	9,163
Philip Morris International, Inc.	60,515	3,775
Reynolds American, Inc.	100,007	3,748
Wal-Mart Stores, Inc.	40,407	2,097

		30,410

FINANCIALS 7.6%
Alleghany Corp. (a)	1,807	521
BankUnited, Inc.	253,745	5,268
Berkshire Hathaway, Inc. ‘B’ (a)	107,753	7,655
Capitol Federal Financial, Inc.	3,383	36
CBOE Holdings, Inc.	216,655	5,301
Northwest Bancshares, Inc.	258,920	3,084
Oritani Financial Corp.	77,667	999
SLM Corp.	256,693	3,196
ViewPoint Financial Group	143,983	1,648
Washington Federal, Inc.	180,338	2,297
White Mountains Insurance Group Ltd.	9,614	3,901

		33,906

HEALTH CARE 3.2%
Medco Health Solutions, Inc. (a)	93,828	4,399
Pfizer, Inc.	350,092	6,190
Synthes, Inc.	24,573	3,977

		14,566

INDUSTRIALS 2.7%
3M Co.	81,802	5,873
Deere & Co.	58,707	3,791
Goodrich Corp.	18,715	2,258

		11,922

INFORMATION TECHNOLOGY 6.0%
Dell, Inc. (a)	337,636	4,778
Intel Corp.	416,659	8,887
Microsoft Corp.	415,933	10,353
Motorola Mobility Holdings, Inc. (a)	72,740	2,748

		26,766

Total United States		117,570

Total Common Stocks (Cost $385,189)		372,507

	UNITS
EQUITY-LINKED SECURITIES 0.9%
FRANCE 0.9%
Morgan Stanley BV
Total S.A. - Exp. 08/02/2012	91,364	4,136

Total Equity-Linked Securities (Cost $4,141)		4,136

	SHARES
EXCHANGE-TRADED FUNDS 4.0%
UNITED STATES 4.0%
SPDR Gold Trust	114,122	18,040

Total Exchange-Traded Funds (Cost $19,949)		18,040

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	310,070	329

Total Rights (Cost $341)		329

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.2%
U.S. TREASURY BILLS 1.0%
0.019% due 02/09/2012 - 03/29/2012 (b)(d)	$4,196	4,195

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.2%
	5,902,805	59,105

Total Short-Term Instruments (Cost $63,300)		63,300

PURCHASED OPTIONS (h) 0.6%
(Cost $2,781)		2,847

Total Investments 103.1% (Cost $475,701)		$461,159
Written Options (i) (0.0%) (Premiums $146)		(1)
Other Assets and Liabilities (Net) (3.1%)		(13,947)

Net Assets 100.0%		$447,211

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $4,159 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Cash of $1,265 has been pledged as collateral for options on exchange-traded futures contracts as of September 30, 2011.

(f)	Cash of $3,132 has been pledged as collateral for securities sold short as of September 30, 2011.

(g)	OTC swap agreements outstanding on September 30, 2011:

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive (2)	MAN SE	192	1.646%	EUR 18	06/23/2012	BOA	$1

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(2)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(h)	Purchased options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$1,100.000	12/17/2011	209	$1,323	$1,398

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$1.205	03/13/2012	EUR	500	$10	$10
Put - OTC EUR versus USD	BRC	1.205	03/13/2012		16,500	244	345

						$254	$355

Options on Indices

Description		Strike Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC Euro Stoxx 50 Custom Index (3)	MYI	EUR 90.720	12/16/2011	EUR	448	$22	$23
Put - OTC Euro Stoxx 50 Custom Index (3)	MYI	90.920	12/16/2011		18,090	975	934

						$997	$957

(3)	The underlying reference entity is based upon the Euro Stoxx 50 Index excluding any securities that cannot be shorted due to European short sale bans.

Options on Securities

Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Johnson & Johnson, Inc.	GST	CHF 58.730	03/16/2012	CHF 4,721	$195	$128
Put - OTC Johnson & Johnson, Inc.	FBF	68.878	03/16/2012	113	12	9

					$207	$137

(i)	Written options outstanding on September 30, 2011:

Options on Securities

Description		Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Johnson & Johnson, Inc.	FBF	CHF 67.610	03/16/2012	CHF 4,202	$146	$(1)

(j)	Short sales outstanding on September 30, 2011:

Description	Shares	Proceeds	Market Value
Express Scripts, Inc.	76,001	$3,125	$(2,817)

(k)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	465	10/2011	CBK	$0	$(6)	$(6)
Buy		21,606	10/2011	JPM	0	(1,285)	(1,285)
Buy		370	10/2011	RYL	0	(33)	(33)
Sell		22,441	10/2011	UAG	503	0	503
Sell		7,980	11/2011	MSC	231	0	231
Buy		22,441	11/2011	UAG	0	(497)	(497)
Sell	BRL	6,787	11/2011	HUS	157	0	157
Buy	CAD	1,321	10/2011	CBK	0	(23)	(23)
Sell		31,321	10/2011	CBK	543	0	543
Buy		40	10/2011	GST	0	(2)	(2)
Sell		1,321	10/2011	GST	18	0	18
Buy		31,281	10/2011	JPM	0	(1,697)	(1,697)
Buy		31,321	11/2011	CBK	0	(544)	(544)
Sell	CHF	33	10/2011	BRC	1	0	1
Sell		3,457	10/2011	CBK	29	0	29
Buy		5,958	10/2011	FBL	0	(58)	(58)
Sell		7,738	10/2011	GST	4	0	4
Buy		7,738	10/2011	JPM	0	(109)	(109)
Sell		8,163	10/2011	JPM	178	0	178
Buy		5,695	10/2011	RBC	3	0	3
Sell		5,958	11/2011	FBL	58	0	58
Sell		7,738	11/2011	JPM	110	0	110
Buy	DKK	9,608	10/2011	CBK	0	(13)	(13)
Sell		30,195	10/2011	GST	21	0	21
Sell		35,423	10/2011	JPM	140	0	140
Buy		47,441	10/2011	MSC	0	(147)	(147)
Buy		8,412	10/2011	RBC	0	(8)	(8)
Buy		157	10/2011	RYL	0	(2)	(2)
Sell		1,707	11/2011	CBK	4	0	4
Sell		51,812	11/2011	MSC	161	0	161

Sell		137	11/2011	RBC	0	0	0
Sell	EUR	127	10/2011	BRC	13	0	13
Buy		7,840	10/2011	CBK	0	(137)	(137)
Sell		35,797	10/2011	CBK	385	0	385
Sell		3	10/2011	DUB	0	0	0
Sell		127	10/2011	FBL	13	0	13
Sell		12,463	10/2011	GST	64	0	64
Buy		13,566	10/2011	HUS	0	(309)	(309)
Buy		4,347	10/2011	JPM	0	(85)	(85)
Sell		33,586	10/2011	JPM	935	0	935
Buy		43,773	10/2011	RBC	0	(345)	(345)
Sell		9	10/2011	RBC	1	0	1
Buy		13,566	10/2011	UAG	0	(295)	(295)
Sell		979	10/2011	UAG	37	0	37
Buy		3,389	11/2011	CBK	0	(57)	(57)
Sell		4,401	11/2011	CBK	104	0	104
Sell		13,566	11/2011	HUS	308	0	308
Sell		4,347	11/2011	JPM	84	0	84
Sell		877	11/2011	MSC	22	0	22
Sell		13,566	11/2011	UAG	294	0	294
Buy	GBP	4,630	10/2011	BRC	0	(31)	(31)
Sell		15,814	10/2011	CBK	0	(226)	(226)
Sell		11,142	10/2011	GST	0	(88)	(88)
Buy		8,868	10/2011	HUS	0	(41)	(41)
Buy		6,905	10/2011	JPM	0	(28)	(28)
Sell		4,862	10/2011	JPM	83	0	83
Buy		6,927	10/2011	RBC	156	0	156
Sell		9	10/2011	RBC	0	0	0
Buy		4,630	10/2011	UAG	0	(10)	(10)
Sell		133	10/2011	UAG	0	0	0
Sell		4,630	11/2011	BRC	30	0	30
Sell		1,076	11/2011	CBK	0	0	0
Sell		8,868	11/2011	HUS	41	0	41
Sell		6,905	11/2011	JPM	28	0	28
Sell		924	11/2011	RBC	2	0	2
Sell		4,630	11/2011	UAG	10	0	10
Sell	HKD	10,518	12/2011	BRC	0	(2)	(2)
Buy		28,821	12/2011	CBK	4	0	4
Sell		763	12/2011	DUB	0	0	0
Buy	JPY	41,045	10/2011	FBL	0	(4)	(4)
Buy		9,216	10/2011	RYL	0	(1)	(1)
Buy		3,237,658	10/2011	UAG	0	(312)	(312)
Sell		3,288,019	10/2011	UAG	393	0	393
Sell		373,910	11/2011	MSC	22	0	22
Buy		3,287,919	11/2011	UAG	0	(391)	(391)
Buy	KRW	32,340	11/2011	BRC	0	(3)	(3)
Buy		38,880	11/2011	JPM	0	(4)	(4)
Sell		42,690	11/2011	JPM	4	0	4
Buy		5,301,500	11/2011	MSC	0	(160)	(160)
Buy		21,680	02/2012	CBK	0	(2)	(2)
Sell	NOK	301	10/2011	BRC	5	0	5
Buy		17,356	10/2011	CBK	0	(51)	(51)
Sell		45,368	10/2011	CBK	35	0	35
Buy		17	10/2011	DUB	0	0	0
Sell		52,199	10/2011	GST	84	0	84
Buy		63,835	10/2011	JPM	0	(417)	(417)
Sell		301	10/2011	JPM	5	0	5

Sell		432	10/2011	RYL	6	0	6
Buy		17,393	10/2011	UAG	0	(51)	(51)
Sell		21,204	11/2011	CBK	60	0	60
Sell		4,845	11/2011	MSC	19	0	19
Sell		3,594	11/2011	RBC	7	0	7
Sell		17,357	11/2011	UAG	51	0	51
Sell	NZD	289	10/2011	BRC	5	0	5
Buy		289	10/2011	JPM	0	(18)	(18)
Buy		289	11/2011	BRC	0	(5)	(5)
Sell	PLN	17	11/2011	JPM	1	0	1
Buy	SEK	92	10/2011	BRC	0	(1)	(1)
Sell		2,193	10/2011	CBK	0	(2)	(2)
Sell		3,117	10/2011	GST	0	(1)	(1)
Buy		39,521	10/2011	JPM	0	(194)	(194)
Sell		31,858	10/2011	MSC	60	0	60
Sell		2,445	10/2011	RBC	0	(2)	(2)
Sell		3,515	11/2011	CBK	5	0	5
Buy		31,858	11/2011	MSC	0	(59)	(59)
Sell		1,242	11/2011	MSC	4	0	4
Sell		1,934	11/2011	RBC	2	0	2
Buy	SGD	12,028	12/2011	CBK	0	(332)	(332)
Sell		37	12/2011	HUS	2	0	2
Buy		135	12/2011	UAG	0	(8)	(8)
Sell	ZAR	260	10/2011	BRC	4	0	4
Sell		239	10/2011	JPM	4	0	4

					$5,553	$(8,096)	$(2,543)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Common Stocks
Bermuda
Energy	$4,471	$6,331	$0	$10,802
Financials	0	13,414	0	13,414
Brazil
Financials	3,764	0	0	3,764
Canada
Energy	1,777	0	0	1,777
Denmark
Consumer Staples	0	5,886	0	5,886
Financials	0	2,311	0	2,311
Faeroe Islands
Consumer Staples	1,262	0	0	1,262
Financials	0	696	0	696
France
Consumer Discretionary	0	9,345	0	9,345
Consumer Staples	0	28,511	0	28,511
Energy	0	1,909	0	1,909
Industrials	0	4,435	0	4,435
Germany
Financials	1,565	0	0	1,565
Health Care	0	2,246	0	2,246
Industrials	6,221	1,152	0	7,373

Utilities	0	2,832	0	2,832
Guernsey, Channel Islands
Financials	0	4,159	0	4,159
Hong Kong
Consumer Discretionary	0	1,560	0	1,560
Financials	0	9,607	0	9,607
Industrials	0	5,961	0	5,961
Israel
Health Care	2,310	0	0	2,310
Japan
Information Technology	0	7,364	0	7,364
Netherlands
Consumer Staples	0	6,881	0	6,881
Energy	0	3,247	0	3,247
Financials	0	5,834	0	5,834
Information Technology	0	2,355	0	2,355
Telecommunication Services	0	8,900	0	8,900
Norway
Consumer Staples	0	4,088	0	4,088
Industrials	0	2,450	0	2,450
Singapore
Financials	0	11	0	11
Industrials	0	2,655	0	2,655
South Africa
Materials	4,368	0	0	4,368
South Korea
Consumer Discretionary	0	1,879	0	1,879
Spain
Consumer Staples	1,077	0	0	1,077
Sweden
Industrials	3,264	0	0	3,264
Switzerland
Consumer Staples	0	6,153	0	6,153
Financials	0	4,368	0	4,368
Health Care	0	7,753	0	7,753
Industrials	0	2,794	0	2,794
Materials	0	1,923	0	1,923
United Kingdom
Consumer Discretionary	0	2,164	0	2,164
Consumer Staples	0	31,521	0	31,521
Energy	2,703	7,412	0	10,115
Financials	0	12,048	0	12,048
United States
Consumer Staples	30,410	0	0	30,410
Financials	33,906	0	0	33,906
Health Care	10,589	3,977	0	14,566
Industrials	11,922	0	0	11,922
Information Technology	26,766	0	0	26,766
Equity-Linked Securities
France	0	4,136	0	4,136
Exchange-Traded Funds
United States	18,040	0	0	18,040
Rights
France
Health Care	329	0	0	329
Short-Term Instruments
U.S. Treasury Bills	0	4,195	0	4,195

PIMCO Short-Term Floating NAV Portfolio	59,105	0	0	59,105
Purchased Options
Equity Contracts	1,535	0	957	2,492
Foreign Exchange Contracts	0	355	0	355
	$225,384	$234,818	$957	$461,159

Short Sales, at value	$(2,817)	$0	$0	$(2,817)

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	1	0	1
Foreign Exchange Contracts	0	5,553	0	5,553
	$0	$5,554	$0	$5,554

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	(1)	0	0	(1)
Foreign Exchange Contracts	0	(8,096)	0	(8,096)
	$(1)	$(8,096)	$0	$(8,097)

Totals	$222,566	$232,276	$957	$455,799

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Purchased Options Equity Contracts	$0	$997	$0	$0	$0	$(40)	$0	$0	$957	$(40)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EqS PATHFINDER PORTFOLIOTM

The PIMCO Cayman Commodity Portfolio III Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolios investment objectives and policies as specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2011 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO Cayman Commodity Portfolio III Ltd.	06/6/2011	06/20/2011	$447,211	$17,999	4.0%

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

3. Federal Income Tax Matters

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2011, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd., which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for federal income tax purposes.

As of September 30, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
PIMCO EqS Pathfinder PortfolioTM	$3,264	$(17,806)	$(14,542)

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBL	Credit Suisse AG	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Other Abbreviations:
SP - ADR	Sponsored American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 28, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2011